Annual Fund Operating Expenses	12 Months Ended
Sep. 30, 2013
Vanguard U.S. Value Fund - Investor Shares | Vanguard U.S. Value Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.27%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.30% [1]
Vanguard Capital Value Fund - Investor Shares | Vanguard Capital Value Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.41%
Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares | Vanguard Short-Term Inflation-Protected Securities
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.10%
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares | Vanguard Short-Term Inflation-Protected Securities
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.07%
Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares | Vanguard Short-Term Inflation-Protected Securities
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.19%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.20%
Vanguard Short-Term Inflation-Protected Securities Index Fund - ETF Shares | Vanguard Short-Term Inflation-Protected Securities
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.10%

[1]	Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.